Summary of Significant Accounting Policies (FY) (Details) - USD ($)	Mar. 31, 2018	Jun. 30, 2017
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Federal Deposit Insurance Corporation, coverage	$ 250,000	$ 250,000